Provision for IncomeTaxes (Details) - Schedule of Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Abstract]
Income before taxes	$ 108,418	$ 343,988	$ 156,184
Tax expenses (credit) at the effective tax rates	10,732	(124,591)	36,755
Tax effect on non-taxable income	(39,173)
Tax effect on non-deductible expenses		369,101	114,656
Tax effect on late penalty provision			145,295
Change in valuation allowance	28,441
Tax effect on utilization of tax losses		(36,369)	(1,990)
Income taxes		$ 208,141	$ 294,716